Investment Strategy	Mar. 31, 2025
Templeton International Insights ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in foreign (non-U.S.) equity securities. The Fund predominantly invests in companies located outside the U.S., including companies located in developing market countries.

The Fund may invest in equity securities of any size company, across the entire market capitalization spectrum, including smaller and midsize companies. The equity securities in which the Fund primarily invests are common stock and depositary receipts. The Fund maintains the flexibility to invest in securities of companies from a variety of countries and sectors, but from time to time, based on economic conditions, the Fund may have significant investments in one or more countries or in particular sectors.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up”, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager takes a global and integrated approach, searching for opportunities across developed and emerging markets, and across the capitalization spectrum. As part of its research in selecting securities for the Fund, the investment manager considers a company’s valuation, quality and growth prospects, and seeks to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth. In constructing the Fund’s portfolio, the investment manager seeks to build a portfolio that is primarily driven by stock specifics and is resilient across market cycles.

The investment manager may consider selling a security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in foreign (non-U.
Putnam International Stock ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to equity securities. The Fund predominantly invests in common stocks of large and midsize companies located outside of the U.S., including companies located in developed and emerging markets.

Equity securities include common and preferred stocks and related depositary receipts, securities of other investment companies, including exchange traded funds (ETFs), as well as equity-related instruments and other investments with similar economic characteristics. The Fund may also invest in equity-linked notes (ELNs).

The Fund maintains the flexibility to invest in securities of companies from a variety of countries and sectors, but from time to time, based on economic conditions, the Fund may have significant investments in one or more countries or in particular sectors.

The Fund may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, the Fund may use foreign currency forward contracts in connection with its investments in foreign securities in order to hedge the Fund’s currency exposure. The investment manager considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

In determining whether to buy or sell securities for the Fund’s portfolio, the investment manager considers, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends. The investment manager may also consider other factors that it believes may cause the price of a stock held in the Fund’s portfolio to rise in seeking to identify investment opportunities that the investment manager believes have favorable investment potential.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to equity securities.